Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended								12 Months Ended
	Apr. 01, 2017 Vote	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 CNY (¥) shares	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 CNY (¥) shares	Dec. 31, 2016 shares	May 31, 2016 shares	Jul. 31, 2015 shares	Nov. 30, 2014 shares	Dec. 31, 2018 USD ($) Vote $ / shares	Dec. 31, 2018 CNY (¥) Vote	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Ordinary shares
Number of votes for each outstanding Pre-IPO ordinary share held by founders | Vote	10
Number of votes for each outstanding Pre-IPO ordinary share held by a person other than the founders and all Pre-IPO preferred shareholders | Vote	1
Number of votes per share for shares held by Pre-IPO preferred shareholders | Vote	1
Net proceeds from the offering, after deducting commissions and offerings expenses				$ 443,300	¥ 2,781,800
Class Y Ordinary Shares
Ordinary shares
Number of votes per share | Vote										10	10
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Stock conversion ratio, into Class Z Ordinary Shares										1	1
Number of shares redesignated to ordinary shares, group one				60,027,926	60,027,926
Number of shares redesignated to ordinary shares, group two				13,600,000	13,600,000
Number of shares redesignated to ordinary shares, group three				8,500,000	8,500,000
Number of shares redesignated to ordinary shares, group four				2,132,353	2,132,353
Number of shares redesignated to ordinary shares, group six				1,104,535	1,104,535
Class Z Ordinary Shares
Ordinary shares
Number of votes per share | Vote										1	1
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001			0.0001
Ordinary shares, issued		25,063,451	25,063,451	42,000,000	42,000,000
Net proceeds from the offering, after deducting commissions and offerings expenses				$ 443,300	¥ 2,781,800
Proceeds from issuance of Class Z Ordinary Shares (net of issuance costs of US$6,333)		$ 317,200	¥ 2,170,800							$ 720,327	¥ 4,952,606
Number of shares redesignated to ordinary shares, group five				9,309,000	9,309,000
Number of shares redesignated to ordinary shares, group seven				7,078,502	7,078,502
Number of shares redesignated to ordinary shares, group eight				14,643,281	14,643,281
Number of shares redesignated to ordinary shares, group nine				22,794,876	22,794,876
Number of shares redesignated to ordinary shares, group ten				27,996,184	27,996,184
Number of shares redesignated to ordinary shares, group eleven				41,480,769	41,480,769
Number of shares redesignated to ordinary shares, group twelve				954,605	954,605
Number of shares redesignated to ordinary shares, group thirteen				13,101,189	13,101,189
Number of shares redesignated to ordinary shares, group fourteen				13,759,564	13,759,564
Pre-IPO Series A Preferred Shares
Ordinary shares
Percentage of purchase price of Preferred share for redemption										150.00%	150.00%
Percentage point added to purchase price of preferred share for redemption										8.00%	8.00%
Number of shares redesignated to ordinary shares, group seven				(7,078,502)	(7,078,502)
Pre-IPO Class A Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001			0.0001
Ordinary shares, issued						12,796,395	2,000,000	2,500,000
Number of shares redesignated to ordinary shares, group one				(60,027,926)	(60,027,926)
Number of shares redesignated to ordinary shares, group five				(9,309,000)	(9,309,000)
Pre-IPO Class B Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001			0.0001
Percentage of purchase price of Preferred share for redemption										150.00%	150.00%
Percentage point added to purchase price of preferred share for redemption										8.00%	8.00%
Number of shares redesignated to ordinary shares, group two				(13,600,000)	(13,600,000)
Pre-IPO Class C Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001			0.0001
Percentage of purchase price of Preferred share for redemption										150.00%	150.00%
Percentage point added to purchase price of preferred share for redemption										8.00%	8.00%
Ordinary shares, issued									7,000,000
Number of shares redesignated to ordinary shares, group three				(8,500,000)	(8,500,000)
Pre-IPO Class D Ordinary Shares
Ordinary shares
Stock conversion ratio, into Class A ordinary shares										1	1
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.0001			$ 0.0001
Number of shares redesignated to ordinary shares, group four				(2,132,353)	(2,132,353)
Pre-IPO Series A+ Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group eight				(14,643,281)	(14,643,281)
Pre-IPO Series B Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group nine				(22,794,876)	(22,794,876)
Pre-IPO Series C Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group ten				(27,996,184)	(27,996,184)
Pre-IPO Series C1 Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group six				(1,104,535)	(1,104,535)
Number of shares redesignated to ordinary shares, group eleven				(41,480,769)	(41,480,769)
Pre-IPO Series C2 Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group twelve				(954,605)	(954,605)
Pre-IPO Series D1 Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group thirteen				(13,101,189)	(13,101,189)
Pre-IPO Series D2 Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group fourteen				(13,759,564)	(13,759,564)
ADSs
Ordinary shares
Ordinary shares, issued		25,063,451	25,063,451	42,000,000	42,000,000
Price per share | $ / shares				$ 11.50